Fair Value of Financial Instruments - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value of shares received	$ 800
Carrying value of the company's level 3 financial assets	247,750	$ 276,839	$ 309,162
Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value of the company's level 3 financial assets	0	0	$ 0
Nonrecurring | Significant unobservable inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Carrying value of the company's level 3 financial assets	$ 800	$ 800